Per Share Amounts	9 Months Ended
Sep. 30, 2021
Earnings per share [abstract]
Per Share Amounts

11. PER SHARE AMOUNTS
A) Net Earnings (Loss) Per Share – Basic and Diluted

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2021	2020	2021	2020
Net Earnings (Loss)	551	(194)	995	(2,226)
Effect of Cumulative Dividends on Preferred Shares	(9)	—	(26)	—
Net Earnings (Loss) – Basic and Diluted	542	(194)	969	(2,226)

Basic – Weighted Average Number of Shares	2,017.6	1,228.9	2,017.5	1,228.9
Dilutive Effect of Warrants	25.6	—	22.7	—
Dilutive Effect of Net Settlement Rights	0.3	—	0.2	—
Diluted – Weighted Average Number of Shares	2,043.5	1,228.9	2,040.4	1,228.9

Net Earnings (Loss) Per Share – Basic ($)	0.27	(0.16)	0.48	(1.81)
Net Earnings (Loss) Per Share – Diluted (1) ($)	0.27	(0.16)	0.47	(1.81)
(1)Excluded from the calculation for the three and nine months ended September 30, 2021, diluted net earnings (loss) per share were $3 million and $14 million, respectively, of net earnings and 1.9 million and 1.8 million, respectively, of potential ordinary shares related to the assumed exercise of Cenovus replacement stock options as the impact was anti-dilutive.
B) Common Share Dividends
For the nine months ended September 30, 2021, the Company paid dividends of $106 million or $0.0525 per common share (nine months ended September 30, 2020 – $77 million or $0.0625 per common share). The declaration of common share dividends is at the sole discretion of the Company’s Board of Directors and is considered quarterly. On November 2, 2021, the Company’s Board of Directors declared a fourth quarter dividend of $0.0350 per common share, payable on December 31, 2021, to common shareholders of record as at December 15, 2021.
C) Preferred Share Dividends

For the periods ended September 30,	Three Months Ended	Nine Months Ended
Series 1 First Preferred Shares	2	6
Series 2 First Preferred Shares	—	—
Series 3 First Preferred Shares	3	9
Series 5 First Preferred Shares	3	7
Series 7 First Preferred Shares	1	4
Total Declared and Paid Preferred Share Dividends	9	26
The declaration of preferred share dividends is at the sole discretion of the Company’s Board of Directors and is considered quarterly. On November 2, 2021, the Company’s Board of Directors declared fourth quarter dividends for its Cenovus series 1, 2, 3, 5, and 7 first preferred shares, payable on December 31, 2021, in the amount of $8 million, to preferred shareholders of record as at December 15, 2021.